Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Schedule of long-term investments

	Equity	Equity
	investments	investments
	without readily	with readily
	determinable	determinable	Equity method
	fair values	fair values	investments	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2024	235,353	3,560	22,103	261,016
Addition	11,500	—	26,658	38,158
Disposal	(3,400)	—	—	(3,400)
Share of losses of equity method investees	—	—	(15,015)	(15,015)
Fair value change	7,791	(1,264)	—	6,527
Impairment	—	—	(7,350)	(7,350)
Foreign exchange adjustment	—	50	295	345
Balance as of December 31, 2024	251,244	2,346	26,691	280,281
Share of losses of equity method investees	—	—	(4,076)	(4,076)
Fair value change	—	(842)	—	(842)
Foreign exchange adjustment	—	(37)	(573)	(610)
Balance as of December 31, 2025	251,244	1,467	22,042	274,753